Investments Accounted for Using the Equity Method (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of associates [line items]
Net profit (loss) for the year	¥ 230,166	¥ 376,171	¥ 44,290
Other comprehensive income (loss)	594,261	321,245	(243,709)
Total comprehensive income (loss) for the year	824,427	697,416	(199,419)
Carrying amount of investments accounted for using the equity method	96,579	112,468
Aggregated individually immaterial associates
Disclosure of associates [line items]
Net profit (loss) for the year	(15,367)	76	(23,987)
Other comprehensive income (loss)	(497)	(299)	(181)
Total comprehensive income (loss) for the year	(15,863)	(223)	¥ (24,168)
Carrying amount of investments accounted for using the equity method	¥ 96,579	¥ 112,468